Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Future minimum commitments under non-cancelable agreements

As of December 31, 2021, future minimum commitments under non-cancelable agreements were as follows (in thousands):

	Property Management Costs	Bandwidth Purchases	Cooperation with Phoenix TV Group	Content Purchases	Property and Equipment, and Intangible Assets	Equity Investment	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
2022	4,673	31	46,275	8,175	2,164	9,000	6,130	76,448
2023	1,573	—	46,275	230	—	—	365	48,443
2024	1,345	—	—	200	—	—	154	1,699
2025	978	—	—	200	—	—	132	1,310
2026 and thereafter	937	—	—	—	—	—	39	976
Total	9,506	31	92,550	8,805	2,164	9,000	6,820	128,876